Loans	6 Months Ended
Mar. 31, 2026
Loans [Abstract]
LOANS

NOTE 10 — LOANS

Short-term bank loans

Short-term bank loans consisted of the following:

	March 31, 2026	September 30, 2025
Industrial and Commercial Bank of China (1)	$4,344,000	$4,212,000
China Merchants Bank (2)	1,448,000	1,404,000
Agricultural Bank of China (3)	2,880,072	2,792,556
Jiangsu Bank (4)	2,896,000	4,212,000
China Construction Bank (5)	2,143,040	2,077,920
Bank of Nanjing (6)	2,820,704	2,734,992
Bank of Suzhou (7)	1,448,000	1,404,000
Total short-term bank loans	$17,979,816	$18,837,468

The terms of the various loan agreements related to short-term bank loans contain certain restrictive covenants which, among other things, require the Company to maintain positive net income and certain financial indicators. The terms also prohibit the Company from entering into transactions that may have a significant adverse impact on the Company’s ability to fulfil its loan obligations, including but not limited to, reorganization of the Company or its subsidiaries, disposing the Company’s business or assets, providing loans or guarantees to third parties, etc. The Company was in compliance with such covenants as of March 31, 2026 and September 30, 2025.

(1)

On June 23, 2025, Changzhou Zhongjin entered into a loan agreement with Industrial and Commercial Bank of China to borrow an aggregate principal amount of $2,808,000 (RMB 20.0 million) as working capital for one year, pursuant to which, the loan shall be disbursed in two tranches. On June 24, 2025 and July 15, 2025, Changzhou Zhongjin received the loans of $1,404,000 (RMB 10.0 million) and $1,404,000 (RMB 10.0 million) with maturity dates of June 15, 2026 and June 22, 2026, respectively. The loan bore a fixed interest rate of 2.8% per annum, and was fully repaid during the six months ended March 31, 2026.

On August 12, 2025, Changzhou Zhongjin entered into a loan agreement with Industrial and Commercial Bank of China to borrow an aggregate principal amount of $1,448,000 (RMB 10.0 million) as working capital for one year, with a maturity date of August 11, 2026. The loan bears a fixed interest rate of 2.80% per annum. The loan was fully repaid in April 2026.

On March 29, 2026, Changzhou Zhongjin entered into another loan agreement with Industrial and Commercial Bank of China to borrow an aggregate principal amount of $4,344,000 (RMB 30.0 million) as working capital for one year, with a maturity date of March 25, 2027. Changzhou Zhongjin received the proceeds in three equal installments of $1,448,000 (RMB 10.0 million) each on March 30, 2026, March 31, 2026 and April 2, 2026, respectively. The loan bears a fixed interest rate of 2.8% per annum and is guaranteed by Company’s controlling shareholder Mr. Erqi Wang.

(2)

On December 31, 2024, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow $1,404,000 (RMB 10.0 million) as working capital for one year, with a maturity date of December 29, 2025. The loan bore a floating rate of China’s Loan Prime Rate (“LPR”) minus 31 basis points, with every three months adjustments starting from the loan disbursement date.

On November 27, 2025, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow $1,448,000 (RMB 10.0 million) as working capital for six months, with a maturity date of May 27, 2026. The loan bore a floating rate of China’s LPR minus 31 basis points, with every one-month adjustments starting from the loan disbursement date.

In addition, Changzhou Zhongjin pledged its patent rights as collateral to guarantee these two loans from China Merchants Bank. The loans were both guaranteed by Mr. Erqi Wang and repaid in full upon maturity.

(3)

On December 19, 2024 and December 24, 2024, Changzhou Zhongjin entered into two loan agreements with Agricultural Bank of China to borrow $1,389,960 (RMB 9.9 million) and $1,402,596 (RMB 9.99 million) as working capital for one year, with a maturity date of December 18, 2025 and December 23, 2025, respectively. The loans bore a fixed interest rate of 2.95% per annum. The loans were repaid in full upon maturity.

On November 19, 2025 and December 9, 2025, Changzhou Zhongjin entered into two loan agreements with Agricultural Bank of China to borrow $1,433,520 (RMB 9.9 million) and $1,446,552 (RMB 9.99 million) as working capital for one year, with maturity dates of November 18, 2026 and December 8, 2026, respectively. The loans bear a fixed interest rate of 2.8% per annum, and are unguaranteed and unsecured with no assets of the Company pledged as collateral.

(4)

On March 24, 2025, Changzhou Zhongjin entered into a loan agreement with Jiangsu Bank to borrow $2,808,000 (RMB 20.0 million) as working capital, with a maturity date of October 28, 2025. The loan bore a fixed interest rate of 2.8% per annum. The loan was guaranteed by Mr. Erqi Wang and repaid in full upon maturity.

On July 29, 2025, Changzhou Zhongjin entered into an additional loan agreement with Jiangsu Bank to borrow $1,404,000 (RMB 10.0 million) as working capital, with a maturity date of January 27, 2026. The loan bore a fixed interest rate of 2.7% per annum. The loan was guaranteed by Company’s major shareholder Mr. Erqi Wang and repaid in full upon maturity.

On October 24, 2025, Changzhou Zhongjin entered into another loan agreement with Jiangsu Bank to borrow $2,896,000 (RMB 20.0 million) as working capital, with a maturity date of September 22, 2026. The loan bears a fixed interest rate of 2.8% per annum. The loan was also guaranteed by Company’s major shareholder Mr. Erqi Wang.

(5)

On November 25, 2024, December 4, 2024 and December 27, 2024, Taizhou Zhongjin entered into three supply chain financing arrangements with China Construction Bank (“CCB”) to borrow $673,920 (RMB 4.8 million), $730,080 (RMB 5.2 million), and $673,920 (RMB 4.8 million), with maturity dates of November 24, 2025, November 28, 2025 and December 26, 2025, respectively. These loans were repaid in full upon maturity.

Subsequently, on November 24, 2025, November 24, 2025 and December 25, 2025, Taizhou Zhongjin entered into another three supply chain financing arrangements with CCB to borrow $695,040 (RMB 4.8 million), $752,960 (RMB 5.2 million), and $695,040 (RMB 4.8 million), with maturity dates of November 24, 2026, November 24, 2026 and December 23, 2026, respectively. The loans bear a fixed interest rate of 2.35% per annum, and are unguaranteed and unsecured with no assets of the Company pledged as collateral.

(6)

On August 8, 2025, Changzhou Zhongjin entered into a loan agreement with Bank of Nanjing to borrow $1,445,104 (RMB 9.98 million) as working capital, with a maturity date of August 7, 2026. The loan bears a fixed interest rate of 2.9% per annum. The loan was guaranteed by Company’s controlling shareholder Mr. Erqi Wang.

On August 25, 2025, Taizhou Zhongjin entered into a loan agreement with Bank of Nanjing to borrow $1,375,600 (RMB 9.5 million) as working capital, with a maturity date of August 16, 2026. The loan bears a fixed interest rate of 2.9% per annum. The loan was guaranteed by Mr. Erqi Wang.

(7)	On September 29, 2025, Changzhou Zhongjin entered into a loan agreement with Bank of Suzhou to borrow $1,404,000 (RMB 10.0 million) as working capital, with a maturity date of March 27, 2026. The loan was repaid in full upon maturity. Subsequently, on March 30, 2026, Changzhou Zhongjin entered into another loan agreement with Bank of Suzhou to borrow $1,448,000 (RMB 10.0 million) as working capital, with a maturity date of September 24, 2026. The two loans both bear a fixed interest rate of 3.0% per annum. The loans were guaranteed by Mr. Erqi Wang.

Long-term bank loan

Long-term bank loan consisted of the following:

	March 31, 2026	September 30, 2025
Industrial and Commercial Bank of China	$2,867,040	$-
Total long-term bank loan	$2,867,040	$-

Current portion of long-term bank loan	$-	$-

Non-current portion of long-term bank loan	$2,867,040	$-

On October 27, 2025, Anhui Zhongjin entered into a fixed-asset project loan agreement with Industrial and Commercial Bank of China, pursuant to which the Company obtained a credit facility in the amount of $21,720,000 (RMB 150.0 million) for a period of eight years since the date of the agreement. The loan bears a floating rate based on the five-year China’s Loan Prime Rate (“LPR”) minus 20 points, with every twelve months adjustments starting from the effective date of the loan agreement. Beginning from April 2027, the Company is required to make a semi-annual installment payment within the remaining term of the loan, with the last installment to be paid in October 2033. The loan was guaranteed by Changzhou Zhongjin, one subsidiary of the Company. In addition, the Company pledged its land use right as collateral to guarantee the Company’s loan from Industrial and Commercial Bank of China. As of March 31, 2026, the Company borrowed an aggregate of $2,867,040 (RMB 19.8 million) under the facility. As of the date of this report, the Company has borrowed additional $2,215,440 (RMB 15.3 million) under the facility.

The future maturities of long-term bank loan as of March 31, 2026 were as follows:

Twelve months ended March 31:
2027	$-
2028	191,136
2029	382,272
2030	382,272
2031	382,272
Thereafter	1,529,088
Total	$2,867,040

For the above-mentioned short-term and long-term bank loans, the Company incurred interest expenses of $302,292 and $208,991 for the six months ended March 31, 2026 and 2025, respectively.